Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 26, 2012
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 26, 2012
Prospectus Date	rr_ProspectusDate	Jan 30, 2012

The Hartford Global All-Asset Fund (Prospectus Summary): | The Hartford Global All-Asset Fund
THE HARTFORD GLOBAL ALL-ASSET FUND

SUPPLEMENT

DATED APRIL 26, 2012 TO

THE HARTFORD GLOBAL ALL-ASSET FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the ���Board���) on February 1, 2012, the Board approved changes to the fee structure of The Hartford Global All-Asset Fund (the ���Fund���).  Specifically, additional breakpoints were added to the contractual management fee schedule for the Fund, lower contractual expense limitations now apply to each class of the Fund���s shares, and temporary contractual expense limitations will lower the expense limitations on Classes A, C, I, R3 and R4 by an additional 0.10% and on Classes R5 and Y by an additional 0.05% until February 28, 2013.  Accordingly, effective immediately, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              Under the heading ���YOUR EXPENSES��� in the Summary Prospectus and the heading ���SUMMARY SECTION ��� YOUR EXPENSES��� in the Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

This Supplement should be retained with your Prospectus for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees The Hartford Global All-Asset Fund (USD $)	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1],[2]	1.00%	none	none	none	none	none
Exchange fees	none		none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	(under $ 1 million invested)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Hartford Global All-Asset Fund		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Management fees	[1]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and service (12b-1) fees		0.25%	1.00%		0.50%	0.25%
Other expenses		0.25%	0.24%	0.22%	0.34%	0.29%	0.24%	0.13%
Acquired Fund fees and expenses		0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total annual fund operating expenses		1.44%	2.18%	1.16%	1.78%	1.48%	1.18%	1.07%
Fee waiver and/or expense reimbursement	[1][2][3]	0.26%	0.25%	0.23%	0.35%	0.35%	0.25%	0.19%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2][3]	1.18%	1.93%	0.93%	1.43%	1.13%	0.93%	0.88%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	The Investment Manager has contractually agreed to waive the management fee in an amount equal to the management fee paid to it by the Fund���s wholly owned Cayman Islands subsidiary fund.This waiver will remain in effect for as long as the Fund remains invested in that subsidiary fund.
[3]	Hartford Investment Financial Services, LLC (the ���Investment Manager���) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.15% (Class A), 1.90% (Class C), 0.90% (Class I), 1.40% (Class R3), 1.10% (Class R4), 0.90% (Class R5) and 0.85% (Class Y).This contractual arrangement will remain in effect until February 28, 2013.In addition, Hartford Administrative Services Company (���HASCO���), the Fund���s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.This contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

��                   Your investment has a 5% return each year

��                   The Fund���s operating expenses remain the same

��                   You reinvest all dividends and distributions

��                   You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expense Example The Hartford Global All-Asset Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	664	956	1,270	2,158
Class C	296	658	1,147	2,494
Class I	95	346	616	1,388
Class R3	146	526	932	2,066
Class R4	115	434	775	1,738
Class R5	95	350	625	1,410
Class Y	90	321	572	1,289

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption The Hartford Global All-Asset Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	664	956	1,270	2,158
Class C	196	658	1,147	2,494
Class I	95	346	616	1,388
Class R3	146	526	932	2,066
Class R4	115	434	775	1,738
Class R5	95	350	625	1,410
Class Y	90	321	572	1,289

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2012
The Hartford Global All-Asset Fund (Prospectus Summary): | The Hartford Global All-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD GLOBAL ALL-ASSET FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED APRIL 26, 2012 TO

THE HARTFORD GLOBAL ALL-ASSET FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the ���Board���) on February 1, 2012, the Board approved changes to the fee structure of The Hartford Global All-Asset Fund (the ���Fund���).  Specifically, additional breakpoints were added to the contractual management fee schedule for the Fund, lower contractual expense limitations now apply to each class of the Fund���s shares, and temporary contractual expense limitations will lower the expense limitations on Classes A, C, I, R3 and R4 by an additional 0.10% and on Classes R5 and Y by an additional 0.05% until February 28, 2013.  Accordingly, effective immediately, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              Under the heading ���YOUR EXPENSES��� in the Summary Prospectus and the heading ���SUMMARY SECTION ��� YOUR EXPENSES��� in the Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

This Supplement should be retained with your Prospectus for future reference.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

��                   Your investment has a 5% return each year

��                   The Fund���s operating expenses remain the same

��                   You reinvest all dividends and distributions

��                   You pay any deferred sales charge due for the applicable period.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
The Hartford Global All-Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAAX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1],[2]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.89%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3],[4],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.18%	[3],[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	956
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,158
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	664
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	956
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,158
The Hartford Global All-Asset Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLACX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.89%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.18%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3],[4],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.93%	[3],[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,147
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,494
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,147
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,494
The Hartford Global All-Asset Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAIX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.89%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3],[4],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.93%	[3],[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	616
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,388
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	346
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	616
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,388
The Hartford Global All-Asset Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLARX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.89%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3],[4],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.43%	[3],[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	932
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,066
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	932
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,066
The Hartford Global All-Asset Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLASX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.89%	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3],[4],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.13%	[3],[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	775
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,738
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	115
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	775
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,738
The Hartford Global All-Asset Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLATX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.89%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3],[4],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.93%	[3],[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	625
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,410
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	625
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,410
The Hartford Global All-Asset Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAYX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.89%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3],[4],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.88%	[3],[4],[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	572
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,289
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	90
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	321
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	572
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,289

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	(under $ 1 million invested)
[3]	Expense information in the table has been restated to reflect current fees.
[4]	The Investment Manager has contractually agreed to waive the management fee in an amount equal to the management fee paid to it by the Fund���s wholly owned Cayman Islands subsidiary fund.This waiver will remain in effect for as long as the Fund remains invested in that subsidiary fund.
[5]	Hartford Investment Financial Services, LLC (the ���Investment Manager���) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.15% (Class A), 1.90% (Class C), 0.90% (Class I), 1.40% (Class R3), 1.10% (Class R4), 0.90% (Class R5) and 0.85% (Class Y).This contractual arrangement will remain in effect until February 28, 2013.In addition, Hartford Administrative Services Company (���HASCO���), the Fund���s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.This contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.